Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Options
Outstanding as of December 31, 2024 (in shares)	7,746,991	6,023,370
Exercised (in shares)	(37,987)	(3,810)
Granted (in shares)	1,749,000	3,805,465
Forfeited (in shares)	(2,562,180)	(2,078,034)
Outstanding as of March 31, 2025 (in shares)	6,895,824	7,746,991
Exercisable as of March 31, 2025 (in shares)	4,693,361	4,414,750
Weighted average exercise price
Outstanding as of December 31, 2024 (in USD per share)	$ 2.81	$ 3.94
Exercised (in USD per share)	0.11	0.99
Granted (in USD per share)	0.5	1.76
Forfeited (in USD per share)	1.99	4.17
Outstanding as of March 31, 2025 (in USD per share)	2.54	2.81
Exercisable as of March 31, 2025 (in USD per share)	$ 2.51	$ 2.44
Weighted average remaining contractual term (years)
Outstanding as of March 31, 2025	7 years 2 months 12 days	7 years 6 months
Exercisable as of March 31, 2025	6 years 4 months 24 days	6 years 4 months 24 days
Aggregate Intrinsic Value (in thousands)
Exercised	$ 14	$ 4
Outstanding as of March 31, 2025	31	59
Exercisable as of March 31, 2025	$ 31	$ 59